SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of information by segment

The following tables present summary information by segment for the years ended September 30, 2024 and 2025:

	For the Year Ended September 30, 2025
	Security-related engineering services	Security guarding and screening services	Unallocated	Total
	HK$	HK$	HK$	HK$
Revenues	111,862,812	80,523,771	—	192,386,583
Cost of revenues	(91,244,218)	(70,398,803)	—	(161,643,021)
Gross profit	20,618,594	10,124,968	—	30,743,562

Employee benefit expenses	(8,885,528)	(6,525,269)	(9,456,447)	(24,867,244)
Depreciation and amortization	(1,319,293)	(1,134,016)	—	(2,453,309)
Advertising and promotion expenses	(192,146)	(65,000)	(6,287,676)	(6,544,822)
Legal and professional fee	(76,958)	(13,612)	(4,188,956)	(4,279,526)
Credit losses	(2,140,000)	(243,000)	—	(2,383,000)
Losses on disposal of property and equipment	(1,998,157)	(10,167)	—	(2,008,324)
Other segment items *	(3,548,603)	(1,503,054)	(3,141,243)	(8,192,900)
Segment operating profit (loss)	2,457,909	630,850	(23,074,322)	(19,985,563)

Reconciliation of segment profit:
Other income	30,136	9,955	—	40,091
Other gains, net	106,253	—	105,094	211,347
Finance income	108,653	—	646,579	755,232
Finance cost	(148,878)	—	—	(148,878)
Income tax benefits	618,432	24,862	—	643,294
Segment profit (loss)	3,172,505	665,667	(22,322,649)	(18,484,477)

		For the Year Ended September 30, 2024
	Security-related engineering services	Security guarding and screening services	Unallocated	Total
	HK$	HK$	HK$	HK$
Revenues	106,954,121	75,210,418	—	182,164,539
Cost of revenues	(70,735,182)	(63,832,917)	—	(134,568,099
Gross profit	36,218,939	11,377,501	—	47,596,440

Employee benefit expenses	(11,213,392)	(5,770,191)	(4,255,157)	(21,238,740)
Depreciation and amortization	(700,610)	(864,261)	—	(1,564,871)
Advertising and promotion expenses	(62,459)	(43,136)	(2,048,268)	(2,153,863)
Legal and professional fee	(14,100)	(19,605)	(5,413,176)	(5,446,881)
Credit losses	3,190,000	(32,000)	—	3,158,000
Losses on disposal of property and equipment	(636,289)	—	—	(636,289)
Other segment items *	(3,343,924)	(1,229,255)	(4,209,014)	(8,782,193)
Segment operating profit	23,438,165	3,419,053	(15,925,615)	10,931,603

Reconciliation of segment profit:
Other income	1,000	71,238	—	72,238
Other gains (losses), net	437,305	—	(89,798)	347,507
Finance income	148,182	—	651,449	799,631
Finance cost	(109,360)	(80,389)	—	(189,749)
Income tax expenses	(1,340,506)	32,764	—	(1,307,742)
Segment profit (loss)	22,574,786	3,442,666	(15,363,964)	10,653,488

*	For the reportable segment, the other segment items category primarily includes expenses relating to short-term leases and low-value assets, insurance, building management fees, utilities, travelling expenses, and other miscellaneous expenses.